AB Municipal Income Fund, Inc.

AB National Portfolio

Portfolio of Investments

August 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.0%
Long-Term Municipal Bonds – 94.3%
Alabama – 2.2%
County of Jefferson AL Series 2017 5.00%, 09/15/2033	$1,000	$1,218,403
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042	3,000	3,463,385
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	2,500	2,886,468
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2042	3,010	3,685,335
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2020 4.00%, 12/01/2050	20,000	22,783,928
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019-A 4.50%, 05/01/2032(a)	1,723	1,880,543
Series 2019-A 5.25%, 05/01/2044(a)	2,680	3,150,159
Water Works Board of the City of Birmingham (The) Series 2015-A 5.00%, 01/01/2033 (Pre-refunded/ETM)	2,115	2,448,757

		41,516,978

Alaska – 0.0%
Northern Tobacco Securitization Corp. Series 2021-B Zero Coupon, 06/01/2066	1,250	281,738

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	325	382,491
Series 2018 7.125%, 09/01/2038(a)	1,490	1,956,585

		2,339,076

Arizona – 2.9%
Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2033-12/01/2034	12,615	14,373,991

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 2019-2 3.625%, 05/20/2033	$5,223	$5,948,164
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	2,028,555
2.742%, 07/01/2035	2,000	2,037,453
2.842%, 07/01/2036	2,000	2,040,745
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	1,000	1,000,415
2.521%, 07/01/2036	2,500	2,518,541
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040(a)	1,355	1,499,512
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2034-07/01/2036	14,800	18,405,072
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/2023	3,685	4,067,071
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.00%, 10/01/2037(a)	1,200	1,346,238

		55,265,757

California – 10.6%
Alameda Corridor Transportation Authority Series 2016-B 5.00%, 10/01/2035	10,550	12,518,557
Bay Area Toll Authority Series 2013-S 5.00%, 04/01/2031 (Pre-refunded/ETM)	5,560	5,989,231
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	1,000	1,130,000
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	5,000	5,598,915
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2045	4,000	4,540,323
California Educational Facilities Authority (Leland Stanford Junior University (The)) Series 2014-U 5.00%, 05/01/2045	3,000	4,543,792
Series 2019-V 5.00%, 05/01/2049	1,000	1,558,107

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022-A 4.00%, 05/15/2051(b)	$12,500	$14,363,164
California Housing Finance Series 2021-1, Class A 3.50%, 11/20/2035	994	1,176,882
California Housing Finance California Housing Finance Series 2019-2 4.00%, 03/20/2033	575	686,361
California Infrastructure & Economic Development Bank Series 2021 0.20%, 01/01/2050 (Pre-refunded/ETM)(a)	1,750	1,750,049
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2035-05/15/2041	6,380	7,932,968
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	5,795	6,075,565
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2041(a)	3,090	3,457,142
California State University Series 2021-B 2.374%, 11/01/2035	2,000	1,978,133
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(a)	1,400	1,576,376
5.25%, 12/01/2056(a)	1,000	1,124,227
Series 2018 5.25%, 12/01/2048(a)	785	922,073
Series 2018-A 5.50%, 12/01/2058(a)	1,090	1,291,053
City of Los Angeles CA Wastewater System Revenue Series 2013-A 5.00%, 06/01/2033	9,310	10,052,432
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(a)	1,000	1,018,926

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(a)	$1,000	$1,017,520
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	1,000	1,019,474
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(a)	3,300	3,567,354
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2047	8,750	9,040,954
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061	3,100	3,688,936
Los Angeles Department of Water & Power Power System Revenue Series 2013-B 5.00%, 07/01/2029-07/01/2030	15,630	16,982,069
Los Angeles Department of Water & Power Water System Revenue Series 2013-A 5.00%, 07/01/2031	9,115	9,689,744
Los Angeles Department of Water & Power Water System Revenue Series 2013-B 5.00%, 07/01/2032	1,900	2,064,461
Manteca Unified School District (Manteca Unified School District CFD No. 89-1) NATL Series 2001 Zero Coupon, 09/01/2031	11,910	9,346,252
Morongo Band of Mission Indians (The) Series 2018-A 5.00%, 10/01/2042(a)	4,500	5,380,519
Ontario Redevelopment Financing Authority NATL Series 1993 5.80%, 08/01/2023 (Pre-refunded/ETM)	430	463,067
Port of Los Angeles Series 2014-A 5.00%, 08/01/2034	5,790	6,479,724
Sacramento County Water Financing Authority NATL Series 2007-B 0.66% (LIBOR 3 Month + 0.57%), 06/01/2039(c)	8,075	8,022,142
San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2049	17,000	20,861,999
State of California Series 2013 5.00%, 11/01/2029	8,000	8,835,538

	Principal Amount (000)	U.S. $ Value

Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	$1,000	$251,689
University of California Series 2013-A 5.00%, 05/15/2030	1,720	1,859,259
5.00%, 05/15/2030 (Pre-refunded/ETM)	1,480	1,600,165

		199,455,142

Colorado – 0.5%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2031	820	1,033,625
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2049	1,000	1,253,002
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(a)	2,500	2,552,214
E-470 Public Highway Authority Series 2021-B 0.384% (SOFR + 0.35%), 09/01/2039(c)	2,000	2,003,282
Park Creek Metropolitan District Series 2015-A 5.00%, 12/01/2034	1,300	1,507,314
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017-A 5.00%, 12/01/2038	1,000	1,059,208

		9,408,645

Connecticut – 1.0%
State of Connecticut Series 2015-B 5.00%, 06/15/2032	2,350	2,725,477
Series 2015-F 5.00%, 11/15/2030-11/15/2031	4,500	5,307,461
State of Connecticut Special Tax Revenue Series 2012-A 5.00%, 01/01/2029	6,445	6,846,028
Series 2020 5.00%, 05/01/2038-05/01/2040	2,400	3,103,124

		17,982,090

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2046	550	631,899

District of Columbia – 0.3%
Metropolitan Washington Airports Authority Aviation Revenue Series 2020-A 4.00%, 10/01/2036-10/01/2037	4,500	5,415,382

	Principal Amount (000)	U.S. $ Value

Florida – 5.4%
Bexley Community Development District Series 2016 4.70%, 05/01/2036	$1,750	$1,889,438
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033	1,500	1,668,432
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(a)	1,000	1,076,958
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 4.25%, 06/01/2030(a)	1,585	1,692,078
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2038	1,000	601,540
County of Broward FL Airport System Revenue Series 2019-A 4.00%, 10/01/2044	1,210	1,402,892
5.00%, 10/01/2038	1,340	1,695,506
Series 2019-C 2.384%, 10/01/2026	5,500	5,836,783
County of Lake FL (Waterman Communities, Inc.) Series 2020 3.375%, 08/15/2026	1,900	1,916,864
County of Miami-Dade FL Series 2012-B 5.00%, 10/01/2030 (Pre-refunded/ETM)	3,450	3,631,746
5.00%, 10/01/2031 (Pre-refunded/ETM)	6,000	6,316,081
County of Miami-Dade FL Aviation Revenue Series 2014-A 5.00%, 10/01/2033	1,700	1,922,837
Series 2015-A 5.00%, 10/01/2038	4,300	4,994,856
County of Miami-Dade Seaport Department AGM Series 2021-A 4.00%, 10/01/2041(b)	9,500	11,154,512
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(a)	1,000	1,098,817
Florida Development Finance Corp. (Lakeland Regional Health Systems Obligated Group) Series 2021 4.00%, 11/15/2037	2,400	2,950,800
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2050(a)	1,000	1,151,760

	Principal Amount (000)	U.S. $ Value

Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.) Series 2016 5.00%, 04/01/2032	$1,125	$1,322,901
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2031	1,200	1,475,002
Series 2019-A 5.00%, 10/01/2049	5,000	6,206,039
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 06/01/2036	2,190	2,571,665
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	120	123,549
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2001-7 5.00%, 05/01/2032	1,480	1,509,136
Miami-Dade County Expressway Authority Series 2014-B 5.00%, 07/01/2031	3,750	4,219,994
North Broward Hospital District Series 2017-B 5.00%, 01/01/2035	5,230	6,205,085
Orange County School Board (Orange County School Board COP) Series 2016-C 5.00%, 08/01/2034	5,000	5,999,094
Palm Beach County Health Facilities Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020-B 4.00%, 11/15/2041	250	291,434
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 2.625%, 06/01/2025	635	654,125
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)	1,000	1,279,935
Sarasota County Health Facilities Authority (Village on the Isle) Series 2017-A 5.00%, 01/01/2042	1,100	1,193,780
South Florida Water Management District (South Florida Water Management District COP) Series 2016 5.00%, 10/01/2033	5,000	5,944,774

	Principal Amount (000)	U.S. $ Value

St. Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2020 4.00%, 08/01/2055	$1,000	$1,133,683
State Board of Administration Finance Corp. Series 2020-A 1.258%, 07/01/2025	3,730	3,774,040
1.705%, 07/01/2027	2,565	2,628,176
Tampa-Hillsborough County Expressway Authority Series 2017-C 5.00%, 07/01/2048	2,795	3,361,798

		100,896,110

Georgia – 0.7%
Development Authority of Appling County (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2038	2,300	2,373,150
Development Authority of Burke County (The) (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2040	7,350	7,581,233
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037-01/01/2059	2,470	2,996,672

		12,951,055

Guam – 0.5%
Territory of Guam Series 2019 5.00%, 11/15/2031	300	350,654
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029-12/01/2032	3,195	3,781,404
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011-A 5.125%, 01/01/2042	1,135	1,153,075
Series 2015-D 5.00%, 11/15/2032-11/15/2035	3,775	4,321,139

		9,606,272

Hawaii – 1.2%
City & County of Honolulu HI Series 2022-A 5.00%, 11/01/2026(b)	2,000	2,333,063
State of Hawaii Series 2016-F 4.00%, 10/01/2031-10/01/2034	16,815	19,495,436

		21,828,499

Illinois – 7.2%
Chicago Board of Education Series 2017-D 5.00%, 12/01/2031	1,800	2,200,310
Series 2017-G 5.00%, 12/01/2034	2,350	2,855,898
Series 2017-H 5.00%, 12/01/2046	1,640	1,961,637

	Principal Amount (000)	U.S. $ Value

Series 2018-C 5.00%, 12/01/2021	$5,075	$5,133,002
Series 2019-B 5.00%, 12/01/2030-12/01/2033	885	1,126,947
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2021 5.00%, 06/01/2027-06/01/2029	5,900	7,443,298
City of Chicago IL (Chicago IL SA Lakeshore East) Series 2003 6.75%, 12/01/2032	1,348	1,351,747
Cook County Forest Preserve District Series 2012-C 5.00%, 12/15/2032	7,745	8,029,537
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	3,010	3,019,795
Illinois Finance Authority (State of Illinois Water Revolving Fund - Clean Water Program) Series 2020 4.00%, 07/01/2037	6,000	7,285,032
Illinois Finance Authority (University of Chicago (The)) Series 2021-A 5.00%, 10/01/2023-10/01/2034	6,500	7,928,509
Illinois State Toll Highway Authority Series 2017-A 5.00%, 01/01/2042	15,000	18,181,419
Kane Cook & DuPage Counties School District No. U-46 Elgin Series 2015-D 5.00%, 01/01/2034-01/01/2035	4,250	4,695,676
Metropolitan Pier & Exposition Authority Series 2012-B 5.00%, 12/15/2028	11,500	11,923,091
Series 2020 5.00%, 06/15/2050	6,000	7,351,640
Series 2022 4.00%, 12/15/2042(b)	1,000	1,152,542
Metropolitan Water Reclamation District of Greater Chicago Series 2007-B 5.25%, 12/01/2034	2,000	2,897,470
State of Illinois Series 2014 5.00%, 04/01/2030	2,680	2,972,729
Series 2017-D 5.00%, 11/01/2026-11/01/2028	9,700	11,829,381
Series 2018-A 5.00%, 10/01/2027	2,000	2,457,833
Series 2018-B 5.00%, 10/01/2026	10,000	12,030,573
Series 2019-B 4.00%, 11/01/2036	7,030	8,134,168

	Principal Amount (000)	U.S. $ Value

Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	$489	$511,246
5.00%, 03/01/2036	2,317	2,446,096
Series 2015-B 6.00%, 03/01/2036	696	746,067

		135,665,643

Indiana – 2.4%
Indiana Finance Authority (CWA Authority, Inc.) Series 2014-A 5.00%, 10/01/2032-10/01/2034	12,320	14,039,573
Indiana Finance Authority (Ohio River Bridges) Series 2013-A 5.00%, 07/01/2044	1,930	2,080,100
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	1,085	1,188,905
Series 2020-A 3.00%, 11/01/2030	1,295	1,419,016
Indiana Finance Authority (RES Polyflow Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	3,720	3,596,486
Indiana Finance Authority CWA Authority, Inc. Series 2021 5.00%, 10/01/2032-10/01/2034	16,300	22,092,835
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-B 4.00%, 04/01/2024	900	917,455

		45,334,370

Iowa – 1.3%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2018-B 5.25%, 12/01/2050	2,505	2,749,540
Iowa Finance Authority (Iowa Finance Authority State Revolving Fund) Series 2020-A 5.00%, 08/01/2040	4,000	5,216,466
Series 2021-A 5.00%, 08/01/2038	2,500	3,354,692
Iowa Tobacco Settlement Authority Series 2021-B 0.375%, 06/01/2030	285	285,415
4.00%, 06/01/2049	5,000	5,790,318

	Principal Amount (000)	U.S. $ Value

Xenia Rural Water District Series 2016 5.00%, 12/01/2031-12/01/2041	$5,375	$6,223,705

		23,620,136

Kansas – 0.1%
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) BAM Series 2021-K 1.369%, 05/01/2027	2,405	2,415,609

Kentucky – 0.9%
County of Trimble KY (Louisville Gas and Electric Co.) Series 2020 1.30%, 09/01/2044	1,500	1,512,530
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.) AGM Series 2017-A 5.00%, 12/01/2047	2,635	2,777,204
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2015 5.25%, 06/01/2050	3,015	3,362,072
Kentucky Public Energy Authority (BP PLC) Series 2020-A 4.00%, 12/01/2050	3,000	3,445,548
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2030-10/01/2033	5,000	5,973,987

		17,071,341

Louisiana – 1.4%
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2033-10/01/2044	7,290	8,831,779
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2034 (Pre-refunded/ETM)	20	23,992
Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group) Series 2016 5.00%, 05/15/2034	1,730	2,030,357
Louisiana Stadium & Exposition District Series 2021 4.00%, 07/03/2023	1,000	1,054,258
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040-10/01/2040(a)	1,030	1,383,954

	Principal Amount (000)	U.S. $ Value

Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.00%, 06/01/2037	$480	$490,325
2.10%, 06/01/2037	600	623,671
2.20%, 06/01/2037	365	385,425
State of Louisiana Gasoline & Fuels Tax Revenue Series 2017-C 5.00%, 05/01/2035-05/01/2036	9,120	11,279,940

		26,103,701

Maine – 0.3%
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association) Series 2015 5.00%, 07/01/2033	4,560	5,039,058

Maryland – 0.6%
Maryland Economic Development Corp. (Ports America Chesapeake LLC) Series 2017-A 5.00%, 06/01/2035	1,035	1,259,671
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2036-07/01/2037	665	785,748
5.00%, 07/01/2046	2,960	3,706,674
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	2,000	2,964,424
State of Maryland Department of Transportation (Baltimore/Washington International Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2035-08/01/2036	2,000	2,649,588

		11,366,105

Massachusetts – 1.6%
Commonwealth of Massachusetts CIFG Series 2007-A 0.654% (LIBOR 3 Month + 0.57%), 05/01/2037(c)	4,250	4,225,100
Commonwealth of Massachusetts Transportation Fund Revenue Series 2021 5.00%, 06/01/2041	2,500	3,298,478
Massachusetts Development Finance Agency (Emerson College) Series 2018 5.00%, 01/01/2048	1,180	1,396,568
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2040	7,925	11,607,376

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	$2,385	$2,822,887
Series 2017-L 5.00%, 07/01/2044	5,000	6,021,302

		29,371,711

Michigan – 2.8%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044	2,000	1,932,349
Series 2018 5.00%, 04/01/2036	835	985,462
Series 2021-A 5.00%, 04/01/2031	1,000	1,271,915
Series 2021-B 1.817%, 04/01/2022	650	652,635
2.017%, 04/01/2023	375	378,047
2.189%, 04/01/2024	400	403,130
2.511%, 04/01/2025	500	502,274
3.644%, 04/01/2034	275	277,713
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 0.697% (LIBOR 3 Month + 0.60%), 07/01/2032(c)	5,000	5,008,709
Detroit City School District Series 2012-A 5.00%, 05/01/2027-05/01/2030	7,965	8,218,599
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2020 5.00%, 05/15/2055	2,000	2,270,128
Michigan Finance Authority Series 2014 5.00%, 06/01/2034 (Pre-refunded/ETM)	2,000	2,264,645
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2034	11,225	12,642,005
Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) Series 2019 2.366%, 09/01/2049	5,000	5,136,506
2.862%, 09/01/2049	5,000	5,067,554
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	2,000	2,156,287
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2033	2,485	2,684,655

	Principal Amount (000)	U.S. $ Value

Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030(d)	$2,000	$1,422,411

		53,275,024

Minnesota – 0.3%
City of Minneapolis MN (Minneapolis Common Bond Fund) Series 2010-2A 6.00%, 12/01/2040	3,000	3,042,511
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) NATL Series 1998 0.105%, 08/01/2028(e)	875	875,000
Housing & Redevelopment Authority of The City of St. Paul Minnesota Series 2015-A 5.00%, 11/15/2040 (Pre-refunded/ETM)	1,000	1,190,594
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2015-8 5.00%, 12/01/2030	1,000	1,172,119

		6,280,224

Missouri – 0.8%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2019 4.00%, 02/01/2042-02/01/2048	5,865	6,677,877
5.00%, 02/01/2042-02/01/2048	3,095	3,498,625
Howard Bend Levee District XLCA INS Series 2005 5.75%, 03/01/2025-03/01/2027	365	413,681
Joplin Industrial Development Authority (Freeman Health System Obligated Group) Series 2015 5.00%, 02/15/2035	1,485	1,610,809
Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(a)	480	496,947
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/2046(f)	2,210	774,605
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	1,465	1,536,401

		15,008,945

Nebraska – 0.3%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2028	2,620	3,292,619

	Principal Amount (000)	U.S. $ Value

Omaha Public Power District Series 2014-A 5.00%, 02/01/2032	$2,775	$3,076,478

		6,369,097

Nevada – 1.2%
City of Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2042	1,965	2,357,068
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	3,000	531,797
Clark County School District AGM Series 2019-B 3.00%, 06/15/2036-06/15/2037	11,030	12,094,213
County of Clark Department of Aviation (Las Vegas-McCarran International Airport) Series 2012-B 5.00%, 07/01/2029	6,070	6,311,291
State of Nevada Department of Business & Industry Series 2021 0.25%, 01/01/2050 (Pre-refunded/ETM)(a)	1,000	1,000,234

		22,294,603

New Hampshire – 0.3%
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) National Finance Authority Series 2020-1 4.125%, 01/20/2034	5,201	6,275,372

New Jersey – 6.8%
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2025	2,055	2,230,917
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2021-G 5.25%, 09/01/2023(a)	10,000	10,994,891
Series 2016-B 5.50%, 06/15/2030	5,840	7,212,530
Series 2017-D 5.00%, 06/15/2034-06/15/2035	3,560	4,298,532
Series 2019-H 5.25%, 09/01/2022(a)	10,060	10,561,862
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	3,320	3,912,504

	Principal Amount (000)	U.S. $ Value

New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2034	$5,000	$6,080,698
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027-06/15/2029	7,175	8,588,663
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2020-A 4.00%, 06/15/2045	7,585	8,810,262
Series 2018-A 5.00%, 12/15/2033-12/15/2035	2,640	3,305,248
New Jersey Turnpike Authority Series 2014-A 5.00%, 01/01/2033	4,750	5,351,057
Series 2015-E 5.00%, 01/01/2033	11,000	12,621,277
Series 2017-A 5.00%, 01/01/2034	5,000	6,077,590
Series 2020-D 5.00%, 01/01/2028	7,200	8,664,336
Series 2021-B 0.897%, 01/01/2025	5,000	5,019,091
State of New Jersey Series 2020 4.00%, 06/01/2030	4,500	5,567,946
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	11,255	13,375,696
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	4,340	4,393,793

		127,066,893

New York – 17.4%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	7,170	8,164,969
City of New York NY Series 2012-G 5.00%, 04/01/2029 (Pre-refunded/ETM)	9,550	9,822,086
Series 2019-B 4.00%, 10/01/2037-10/01/2040	9,480	11,279,519
Series 2020-A 5.00%, 08/01/2030	11,000	14,633,797
Series 2020-B 5.00%, 11/01/2026	10,500	12,922,778
Series 2021-D 1.396%, 08/01/2027	5,255	5,277,899

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority Series 2012-F 5.00%, 11/15/2027	$1,680	$1,768,233
Series 2013-B 5.00%, 11/15/2032 (Pre-refunded/ETM)	5,000	5,413,127
Series 2013-E 5.00%, 11/15/2032	5,000	5,435,711
Series 2016-A 4.00%, 11/15/2025	1,000	1,142,662
Series 2016-D 5.00%, 11/15/2027-11/15/2031	6,000	7,193,426
Series 2017-B 5.00%, 11/15/2024	1,755	2,007,280
Series 2017-C 5.00%, 11/15/2023-11/15/2033	11,695	14,084,652
Series 2018-B 5.00%, 11/15/2026	1,000	1,216,003
Series 2020-A 5.00%, 02/01/2023	1,000	1,066,461
Series 2020-D 5.00%, 11/15/2043	1,000	1,250,140
Series 2020-E 4.00%, 11/15/2026	1,000	1,165,084
5.00%, 11/15/2027-11/15/2030	2,500	3,215,714
Series 2021-A 4.00%, 11/15/2047	2,000	2,304,756
Series 2021-D 0.364% (SOFR + 0.33%), 11/01/2035(c)	2,800	2,800,756
New York City Municipal Water Finance Authority Series 2014-D 5.00%, 06/15/2035	4,000	4,519,993
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2036	14,800	18,644,599
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012-B 5.00%, 11/01/2030	15,015	15,864,363
Series 2014-B1 5.00%, 08/01/2032	4,000	4,539,055
Series 2014-D1 5.00%, 02/01/2034	5,000	5,557,372
Series 2016-B 5.00%, 08/01/2032	10,000	12,083,987
Series 2017-E1 5.00%, 02/01/2036	2,500	3,034,841
New York Liberty Development Corp. (4 World Trade Center LLC) Series 2011 5.00%, 11/15/2031	2,775	2,802,559
New York State Dormitory Authority Series 2012-D 5.00%, 02/15/2029 (Pre-refunded/ETM)	705	720,339
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012-D 5.00%, 02/15/2029	4,255	4,348,293

	Principal Amount (000)	U.S. $ Value

Series 2015-E 5.00%, 03/15/2034	$10,000	$11,730,991
5.25%, 03/15/2033	2,000	2,368,721
Series 2020-D 4.00%, 02/15/2036-02/15/2047	16,000	18,961,818
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2016-A 5.00%, 10/01/2046	11,030	16,999,909
Series 2018-A 5.00%, 10/01/2048	5,000	7,833,957
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2020 2.75%, 09/01/2050	2,000	2,115,755
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2034	2,070	2,448,499
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 4.00%, 03/15/2040-03/15/2045	15,500	18,356,943
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013-A 5.00%, 03/15/2043	5,000	5,339,308
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	3,525	4,009,647
Series 2020 4.00%, 10/01/2030	10,000	11,977,812
4.375%, 10/01/2045	1,000	1,185,429
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	3,235	3,413,827
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	3,200	4,992,142
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2030-09/01/2031	13,750	15,461,729
Triborough Bridge & Tunnel Authority Series 2020-A 5.00%, 11/15/2054	2,000	2,561,887
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	2,000	2,034,932
2.917%, 05/15/2040	2,000	2,038,791
4.00%, 05/15/2046	3,000	3,554,230
Series 2021-B 4.00%, 05/15/2056	5,000	5,896,964

		327,563,745

	Principal Amount (000)	U.S. $ Value

North Carolina – 0.4%
Fayetteville State University Series 2023 4.00%, 04/01/2024-04/01/2025(a) (b)	$475	$500,357
5.00%, 04/01/2026(a) (b)	375	417,042
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2030	5,000	5,746,278

		6,663,677

Ohio – 2.9%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	12,820	14,907,779
City of Akron OH (City of Akron OH Income Tax) Series 2012-A 5.00%, 12/01/2031	2,345	2,421,502
City of Akron OH Income Tax Revenue Series 2014 5.00%, 12/01/2033 (Pre-refunded/ETM)	4,250	4,405,178
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2020 4.00%, 12/01/2040	4,490	5,340,125
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	8,000	9,438,729
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	3,045	3,776,794
Kent State University Series 2012-A 5.00%, 05/01/2029 (Pre-refunded/ETM)	2,000	2,065,021
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009-D 4.25%, 08/01/2029	1,985	1,988,131
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009-A 4.375%, 06/01/2033	1,035	1,057,125
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2020-A 5.00%, 12/01/2038	1,095	1,436,215
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	1,090	1,113,301

	Principal Amount (000)	U.S. $ Value

Toledo-Lucas County Port Authority (CSX Transportation, Inc.) Series 1992 6.45%, 12/15/2021	$6,730	$6,846,625

		54,796,525

Oklahoma – 0.1%
Oklahoma Development Finance Authority (Gilcrease Expressway West) Series 2020 1.625%, 07/06/2023	785	792,430
Tulsa Airports Improvement Trust BAM Series 2015-A 5.00%, 06/01/2035	1,000	1,114,826

		1,907,256

Oregon – 0.8%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 4.00%, 08/15/2050	5,000	5,819,343
Port of Portland OR Airport Revenue Series 2019 5.00%, 07/01/2049	5,000	6,167,096
Tri-County Metropolitan Transportation District of Oregon Series 2011-A 5.00%, 10/01/2027 (Pre-refunded/ETM)	3,000	3,011,712

		14,998,151

Other – 0.3%
Federal Home Loan Mortgage Corp. (FHLMC Multifamily VRD Certificates) 2.65%, 06/15/2036(a)	5,540	5,982,344

Pennsylvania – 3.4%
Allegheny County Airport Authority Series 2021-A 4.00%, 01/01/2037	2,000	2,380,461
Bensalem Township School District Series 2013 5.00%, 06/01/2030 (Pre-refunded/ETM)	5,000	5,542,622
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	1,000	1,199,164
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2038-10/01/2043	7,350	8,163,309
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 3.00%, 11/01/2038	1,875	2,016,848
4.00%, 11/01/2036	335	401,459

	Principal Amount (000)	U.S. $ Value

Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 4.00%, 04/01/2039	$3,820	$4,480,191
5.00%, 04/01/2043	6,250	8,090,668
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2045	440	535,253
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	5,375	5,788,550
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2022 4.00%, 08/15/2042(b)	2,000	2,328,888
Pennsylvania Turnpike Commission Series 2019-A 5.00%, 12/01/2038	2,655	3,401,444
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax) Series 2018-B 5.00%, 12/01/2038-12/01/2039	4,500	5,621,767
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	3,100	3,337,965
Philadelphia Gas Works Co. Series 2017 5.00%, 08/01/2042	2,000	2,405,017
State Public School Building Authority Series 2012 5.00%, 04/01/2030 (Pre-refunded/ETM)	2,500	2,569,587
5.00%, 04/01/2031 (Pre-refunded/ETM)	4,000	4,111,340
Township of Lower Paxton PA Series 2014 5.00%, 04/01/2031 (Pre-refunded/ETM)	1,685	1,894,935

		64,269,468

Puerto Rico – 1.0%
Children’s Trust Fund Series 2008-A Zero Coupon, 05/15/2057	30,000	1,981,287
Commonwealth of Puerto Rico AGC Series 2001-A 5.50%, 07/01/2029	100	116,921
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,895	2,222,241
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	1,370	1,570,308
AGC Series 2007-C 5.50%, 07/01/2031	190	222,167
AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	3,930	4,407,519

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	$3,940	$4,068,050
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	650	725,150
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	1,595	1,400,758
Series 2019-A 4.329%, 07/01/2040	1,504	1,705,963

		18,420,364

South Carolina – 1.5%
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046	2,855	3,626,923
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018-A 5.00%, 05/01/2048	1,000	1,207,896
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2036	4,750	5,641,356
Series 2016-B 5.00%, 12/01/2036-12/01/2056	12,775	15,247,409
Series 2021-B 4.00%, 12/01/2038(b)	1,500	1,808,890

		27,532,474

Tennessee – 1.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	2,785	2,767,963
5.125%, 12/01/2042(a)	1,325	1,290,331
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037-08/01/2038	840	982,247
5.00%, 08/01/2049	1,675	2,065,696
Memphis-Shelby County Airport Authority Series 2020-B 5.00%, 07/01/2022-07/01/2025	10,750	11,928,033

	Principal Amount (000)	U.S. $ Value

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	$4,325	$5,178,203

		24,212,473

Texas – 6.9%
Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016-A 5.00%, 02/15/2033	1,410	1,653,203
Bexar County Hospital District Series 2018 5.00%, 02/15/2048	9,000	10,727,506
Board of Regents of the University of Texas System Series 2020-A 5.00%, 08/15/2040-08/15/2050	3,980	5,928,741
Central Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2032-01/01/2034	4,250	4,913,847
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2034	10,000	11,234,492
City of El Paso TX Water & Sewer Revenue Series 2014 5.00%, 03/01/2030 (Pre-refunded/ETM)	1,000	1,120,576
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	2,500	2,774,143
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	505	553,609
Series 2015-B 5.00%, 07/15/2030	4,650	5,201,605
Series 2018 5.00%, 07/15/2028	1,300	1,566,524
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2046	1,500	1,920,611
Grand Parkway Transportation Corp. Series 2018-A 5.00%, 10/01/2035-10/01/2036	17,860	22,356,893
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	1,785	2,085,261
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	4,500	4,738,578

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2019 7.25%, 12/01/2053	$1,000	$733,938
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	425	472,050
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	3,330	3,756,334
North Texas Tollway Authority Series 2011-D 5.00%, 09/01/2030 (Pre-refunded/ETM)	7,500	7,500,000
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034-01/01/2035	15,585	17,830,362
Series 2015-B 5.00%, 01/01/2034	1,700	1,948,736
Series 2016-A 5.00%, 01/01/2036	1,000	1,182,059
AGC Series 2008 Zero Coupon, 01/01/2036	7,200	5,516,019
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2021 1.875%, 01/01/2026(a)	850	852,636
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2007 5.50%, 11/15/2022(g) (h)	2,210	1,259,700
Series 2015 5.50%, 11/15/2045(g) (h)	1,670	951,900
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2045	3,785	3,393,064
Series 2015-B 5.00%, 11/15/2036	1,850	1,660,062
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	2,118	2,268,482
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014-A 5.00%, 08/15/2032-08/15/2034	3,330	3,713,833

		129,814,764

	Principal Amount (000)	U.S. $ Value

Utah – 0.3%
City of Salt Lake City UT Airport Revenue Series 2021-A 5.00%, 07/01/2033	$5,000	$6,635,657

Virginia – 0.3%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2038-07/01/2045	1,205	1,429,059
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	1,415	1,503,254
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 5.00%, 01/01/2028	2,100	2,622,964

		5,555,277

Washington – 1.7%
City of Seattle WA Municipal Light & Power Revenue Series 2021-A 4.00%, 07/01/2035	5,000	6,233,866
Grays Harbor County Public Hospital District No. 2 Series 2018 5.00%, 12/15/2048	5,650	6,468,696
Port of Seattle WA Series 2019 4.00%, 04/01/2044	2,175	2,470,456
Series 2021 4.00%, 08/01/2040	2,000	2,392,874
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) Series 2020 4.00%, 09/01/2045-09/01/2050	1,290	1,492,099
5.00%, 09/01/2039-09/01/2050	2,080	2,679,111
Series 2021 3.00%, 12/01/2034(a)	425	471,638
4.00%, 12/01/2048(a)	1,740	2,026,358
5.00%, 12/01/2027-12/01/2033(a)	1,915	2,504,402
Washington State Housing Finance Commission Series 2021-1, Class-A 3.50%, 12/20/2035	2,357	2,767,055
Series 2021-1, Class-X 0.725%, 12/20/2035(i)	1,993	123,951
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019 2.375%, 01/01/2026(a)	1,650	1,651,665
Series 2019-A 5.00%, 01/01/2055(a)	365	411,851

		31,694,022

	Principal Amount (000)	U.S. $ Value

West Virginia – 0.2%
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035	$2,067	$2,134,996
4.875%, 06/01/2049	2,000	2,094,506
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	435	463,038

		4,692,540

Wisconsin – 2.1%
Wisconsin Health & Educational Facilities Authority Series 2012-C 5.00%, 08/15/2032 (Pre-refunded/ETM)	2,300	2,405,938
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2035-10/15/2036	3,975	4,842,379
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 2.25%, 11/01/2026	940	940,732
5.00%, 11/01/2046-11/01/2054	465	501,259
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc. Obligated Group) Series 2019 4.00%, 12/15/2035-12/15/2038	1,295	1,542,985
Wisconsin Public Finance Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2041	500	612,240
Wisconsin Public Finance Authority (Beyond Boone LLC) AGM Series 2019 5.00%, 07/01/2044-07/01/2058	3,475	4,168,893
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 5.00%, 01/01/2035-01/01/2037	1,500	1,903,862
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)	6,750	7,111,969
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	3,395	3,726,865
Series 2016-B 5.00%, 12/01/2025	1,795	2,103,433
Wisconsin Public Finance Authority (CHF - Wilmington LLC) AGM Series 2018 5.00%, 07/01/2053	3,565	4,259,531

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.50%, 03/01/2045(a)	$3,465	$3,849,236
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 04/01/2045	1,000	1,142,545

		39,111,867

Total Long-Term Municipal Bonds (cost $1,667,047,501)		1,773,987,079

Short-Term Municipal Notes – 1.7%
Illinois – 1.0%
Illinois Finance Authority (Edward-Elmhurst Healthcare Obligated Group) Series 2019 0.02%, 02/01/2040(j)	19,300	19,300,000

Michigan – 0.1%
L’Anse Creuse Public Schools Series 2019 0.02%, 05/01/2035(j)	1,300	1,300,000

New York – 0.5%
County of Nassau NY Series 2021-B 2.00%, 12/10/2021	3,000	3,015,942
County of Westchester NY Series 2021-B 2.00%, 10/18/2021	5,000	5,012,549
Metropolitan Transportation Authority Series 2015 0.02%, 11/01/2032(j)	1,100	1,100,000

		9,128,491

Pennsylvania – 0.1%
Philadelphia Gas Works Co. Series 2016-A 0.02%, 09/01/2034(j)	2,900	2,900,000

Total Short-Term Municipal Notes (cost $32,627,148)		32,628,491

Total Municipal Obligations (cost $1,699,674,649)		1,806,615,570

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Agency CMBS – 0.1%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038	999	1,039,457
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	1,298	1,355,031

Total Commercial Mortgage-Backed Securities (cost $2,387,518)		2,394,488

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 4.1%
Investment Companies – 3.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(k) (l) (m) (cost $66,586,882)	66,586,882	$66,586,882

	Principal Amount (000)

Commercial Paper – 0.5%
City of San Antonio TX Series 2021-A 0.14%, 10/19/2021 (cost $8,200,000)	$8,200	8,200,660

Total Short-Term Investments (cost $74,786,882)		74,787,542

Total Investments – 100.2% (cost $1,776,849,049)(n)		1,883,797,600
Other assets less liabilities – (0.2)%		(3,151,334)

Net Assets – 100.0%		$1,880,646,266

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	(5.00)%	Quarterly	2.76%	USD	53,000	$(5,728,352)	$(5,001,186)	$(727,166)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	11,290	01/15/2025	2.565%	CPI#	Maturity	$379,070	$—	$379,070
USD	5,645	01/15/2025	2.585%	CPI#	Maturity	184,730	—	184,730
USD	5,645	01/15/2025	2.613%	CPI#	Maturity	178,119	—	178,119
USD	37,280	01/15/2028	1.230%	CPI#	Maturity	4,882,774	—	4,882,774
USD	30,890	01/15/2028	0.735%	CPI#	Maturity	5,288,570	—	5,288,570
USD	10,715	01/15/2030	1.572%	CPI#	Maturity	1,295,188	—	1,295,188
USD	10,715	01/15/2030	1.587%	CPI#	Maturity	1,278,166	—	1,278,166

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	10,000	01/15/2031	2.680%	CPI#	Maturity	$107,820	$—	$107,820
USD	5,000	04/15/2032	CPI#	2.722%	Maturity	12,188	—	12,188
USD	3,740	02/15/2041	CPI#	2.553%	Maturity	13,046	—	13,046
USD	3,442	02/15/2041	CPI#	2.500%	Maturity	(32,733)	—	(32,733)
USD	3,388	02/15/2041	CPI#	2.505%	Maturity	(28,083)	—	(28,083)
USD	5,850	02/15/2051	CPI#	2.290%	Maturity	(474,725)	—	(474,725)

						$13,084,130	$—	$13,084,130

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	45,000	01/15/2028	1.092%	3 Month LIBOR	Semi-Annual/ Quarterly	$(180,927)	$—	$(180,927)
USD	32,500	01/15/2028	1.173%	3 Month LIBOR	Semi-Annual/ Quarterly	(326,108)	—	(326,108)
USD	28,000	01/15/2028	1.117%	3 Month LIBOR	Semi-Annual/ Quarterly	(157,336)	—	(157,336)
USD	23,000	01/15/2028	0.992%	3 Month LIBOR	Semi-Annual/ Quarterly	59,725	—	59,725
USD	21,000	01/15/2031	1.240%	3 Month LIBOR	Semi-Annual/ Quarterly	100,474	—	100,474
USD	12,000	02/15/2041	3 Month LIBOR	2.166%	Quarterly/ Semi-Annual	1,116,839	—	1,116,839

						$612,667	$—	$612,667

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	22,105	10/09/2029	1.120%	SIFMA*	Quarterly	$(454,566)	$—	$(454,566)
Citibank, NA	USD	22,105	10/09/2029	1.125%	SIFMA*	Quarterly	(464,322)	—	(464,322)

							$(918,888)	$—	$(918,888)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2021, the aggregate market value of these securities amounted to $129,838,583 or 6.9% of net assets.

(b)	When-Issued or delayed delivery security.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2021.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030	11/30/2005	$2,000,000	$1,422,411	0.08%

(e)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2021 and the aggregate market value of this security amounted to $875,000 or 0.05% of net assets.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.04% of net assets as of August 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/2046	12/18/2015	$2,220,052	$774,605	0.04%

(g)	Defaulted.
(h)	Non-income producing security.
(i)	IO - Interest Only.
(j)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(k)	Affiliated investments.
(l)	The rate shown represents the 7-day yield as of period end.
(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(n)

As of August 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $127,908,205 and gross unrealized depreciation of investments was $(8,908,911), resulting in net unrealized appreciation of $118,999,294.

As of August 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.0% and 0.0%, respectively.

Glossary:

ACA – ACA Financial Guaranty Corporation

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-NAHY – North American High Yield Credit Default Swap Index

CFD – Community Facilities District

CIFG – CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

FHLMC – Federal Home Loan Mortgage Corporation

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

XLCA – XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB National Portfolio

August 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,773,987,079	$—	$1,773,987,079
Short-Term Municipal Notes	—	32,628,491	—	32,628,491
Commercial Mortgage-Backed Securities	—	2,394,488	—	2,394,488
Short-Term Investments:
Investment Companies	66,586,882	—	—	66,586,882
Commercial Paper	—	8,200,660	—	8,200,660

Total Investments in Securities	66,586,882	1,817,210,718	—	1,883,797,600
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	13,619,671	—	13,619,671
Centrally Cleared Interest Rate Swaps	—	1,277,038	—	1,277,038
Liabilities:
Centrally Cleared Credit Default Swaps	—	(5,728,352)	—	(5,728,352)
Centrally Cleared Inflation (CPI) Swaps	—	(535,541)	—	(535,541)
Centrally Cleared Interest Rate Swaps	—	(664,371)	—	(664,371)
Interest Rate Swaps	—	(918,888)	—	(918,888)

Total	$66,586,882	$1,824,260,275	$—	$1,890,847,157

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2021 is as follows:

Portfolio	Market Value 05/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$116,023	$108,325	$157,761	$66,587	$2